Leases - Lease cost allocated expense items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Total	$ 6,133	$ 7,625	$ 7,269
Selling, general and administrative expenses
Leases
Total	3,265	4,366	3,990
Research and development expenses
Leases
Total	$ 2,868	$ 3,259	$ 3,279